SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 2,032,306	$ 3,578,741
Less: provision for credit losses	(43,521)	(93,218)
Accounts receivable, net	$ 1,988,785	$ 3,485,523